OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
Other Assets Disclosure Tables [Abstract]
Other Assets Disclosure Tables [Text Block]
Other assets at December 31, comprised:
	2012	2013

	(EUR in millions)
Insurance related assets	551	638
Deferred tax assets	170	242
Prepaid income taxes	382	455
Assets acquired through foreclosure proceedings	194	252
Brokerage auxiliary funds	9	6
Private equity: Investees Assets	90	104
Prepaid expenses	168	253
Advances to employees	16	14
Unlisted equity securities	117	102
Hellenic Deposit and Investment Guarantee Fund	345	460
Receivables from Greek State	450	441
Checks and credit card transactions under settlement	211	97
Trade and other receivables	132	97
Receivables from associates	-	334
Other	507	518
Total	3,342	4,013